10. Net income (loss) per common share (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net income (loss)			$ 212,414	$ (348,854)
Basic earnings per share, Per share amount	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Effect of dilutive securities
Diluted earnings per share, Per share amount	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Net Income
Net income (loss)	$ 68,920		$ 212,414
Basic earnings per share, Amount	$ 68,920		$ 212,414
Basic earnings per share, Shares	47,991,602		47,865,229
Basic earnings per share, Per share amount	$ 0		$ 0.01
Effect of dilutive securities
Warrants, Amount	$ 0		$ 0
Warrants, Shares	1,200,950		1,200,950
Options	0		0
Diluted earnings per share, Amount	$ 68,920		$ 212,414
Diluted earnings per share, Shares	49,192,552		49,066,179
Diluted earnings per share, Per share amount	$ 0		$ (0.01)